Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting

(3) Segment Reporting

The Company distributes and performs processing on both metals and plastics. Although the distribution processes are similar, the customer markets, supplier bases and types of products are different. Additionally, the Company’s Chief Executive Officer, the chief operating decision-maker, reviews and manages these two businesses separately. As such, these businesses are considered reportable segments and are reported accordingly. Neither of the Company’s reportable segments has any unusual working capital requirements.

In its Metals segment, the Company’s marketing strategy focuses on distributing highly engineered specialty grades and alloys of metals as well as providing specialized processing services designed to meet very precise specifications. Core products include alloy, aluminum, stainless, nickel, titanium and carbon. Inventories of these products assume many forms such as plate, sheet, extrusions, round bar, hexagon bar, square and flat bar, tubing and coil. Depending on the size of the facility and the nature of the markets it serves, service centers are equipped as needed with bar saws, plate saws, oxygen and plasma arc flame cutting machinery, trepanning machinery, boring machinery, honing equipment, water-jet cutting, stress relieving and annealing furnaces, surface grinding equipment and sheet shearing equipment. This segment also performs various specialized fabrications for its customers through pre-qualified subcontractors that thermally process, turn, polish and straighten alloy and carbon bar.

The Company’s Plastics segment consists exclusively of a wholly-owned subsidiary that operates as Total Plastics, Inc. (“TPI”), headquartered in Kalamazoo, Michigan, and its wholly-owned subsidiaries. The Plastics segment stocks and distributes a wide variety of plastics in forms that include plate, rod, tube, clear sheet, tape, gaskets and fittings. Processing activities within this segment include cut-to-length, cut-to-shape, bending and forming according to customer specifications. The Plastics segment’s diverse customer base consists of companies in the retail (point-of-purchase), automotive, marine, office furniture and fixtures, safety products, life sciences applications, and general manufacturing industries. TPI has locations throughout the upper northeast and midwest regions of the U.S. and one facility in Florida from which it services a wide variety of users of industrial plastics.

The accounting policies of all segments are the same as described in Note 1. Management evaluates the performance of its business segments based on operating income.

The Company operates locations in the United States, Canada, Mexico, France, the United Kingdom, China and Singapore. No activity from any individual country outside the United States is material, and therefore, foreign activity is reported on an aggregate basis. Net sales are attributed to countries based on the location of the Company’s subsidiary that is selling direct to the customer. Company-wide geographic data as of and for the years ended December 31, 2011, 2010 and 2009 are as follows:

	September 30,	September 30,	September 30,
	2011	2010	2009

Net sales
United States	$895,165	$757,052	$673,918
All other countries	237,201	186,654	138,720

Total	$1,132,366	$943,706	$812,638

Long-lived assets
United States	$72,138	$67,427
All other countries	10,003	9,288

Total	$82,141	$76,715

Segment information as of and for the years ended December 31, 2011, 2010 and 2009 is as follows:

	September 30,	September 30,	September 30,	September 30,	September 30,
	Net Sales	Operating Income (Loss)	Total Assets	Capital Expenditures	Depreciation & Amortization

2011
Metals segment	$1,014,130	$13,524	$729,692	$10,639	$19,329
Plastics segment	118,236	2,860	56,171	2,228	1,143
Other	—	(11,190)	36,460	—	—

Consolidated	$1,132,366	$5,194	$822,323	$12,867	$20,472

2010
Metals segment	$841,067	$(5,478)	$454,345	$6,815	$19,392
Plastics segment	102,639	3,559	47,128	757	1,257
Other	—	(7,419)	27,879	—	—

Consolidated	$943,706	$(9,338)	$529,352	$7,572	$20,649

2009
Metals segment	$726,221	$(32,130)	$488,090	$8,456	$19,943
Plastics segment	86,417	282	46,443	293	1,348
Other	—	(5,281)	23,468	—	—

Consolidated	$812,638	$(37,129)	$558,001	$8,749	$21,291

“Other” – Operating loss includes the costs of executive, legal and finance departments, which are shared by both the Metals and Plastics segments. The “Other” category’s total assets consist of the Company’s investment in joint venture.

Below are reconciliations of segment data to the consolidated financial statements:

	September 30,	September 30,	September 30,
	2011	2010	2009
Operating income (loss)	$5,194	$(9,338)	$(37,129)
Interest expense, net	(13,654)	(4,988)	(6,440)
Loss on extinguishment of debt	(6,153)	—	—

Loss before income taxes and equity in earnings of joint venture	(14,613)	(14,326)	(43,569)
Equity in earnings of joint venture	11,727	5,585	402

Consolidated loss before income taxes	$(2,886)	$(8,741)	$(43,167)